INTANGIBLE ASSETS - Disclosure of detailed information about intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	$ 12,806
Amortization for the year	2,486	$ 2,293
Balance, end of year	12,130	12,806
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	35,169	34,022
Additions	1,837	1,147
Balance, end of year	37,006	35,169
Amortization and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	22,363	20,070
Amortization for the year	2,486	2,293
Impairment loss	27
Balance, end of year	24,876	22,363
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	4,179
Balance, end of year	3,329	4,179
Customer relationships [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	8,500	8,500
Additions	0	0
Balance, end of year	8,500	8,500
Customer relationships [Member] | Amortization and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	4,321	3,471
Amortization for the year	850	850
Impairment loss	0
Balance, end of year	5,171	4,321
Domain names [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	4,300
Balance, end of year	4,300	4,300
Domain names [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	4,300	4,300
Additions	0	0
Balance, end of year	4,300	4,300
Domain names [Member] | Amortization and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	0	0
Amortization for the year	0	0
Impairment loss	0
Balance, end of year	0	0
Technology [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	4,122
Balance, end of year	4,296	4,122
Technology [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	22,164	21,017
Additions	1,837	1,147
Balance, end of year	24,001	22,164
Technology [Member] | Amortization and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	18,042	16,599
Amortization for the year	1,636	1,443
Impairment loss	27
Balance, end of year	19,705	18,042
Other [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	205
Balance, end of year	205	205
Other [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	205	205
Additions	0	0
Balance, end of year	205	205
Other [Member] | Amortization and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year	0	0
Amortization for the year	0	0
Impairment loss	0
Balance, end of year	$ 0	$ 0